Defined benefit plans - Allocation of Plan Assets (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Cash	0.80%	1.10%	1.80%
Bonds	62.10%	61.00%	60.00%
Equities	24.20%	24.90%	25.50%
Properties	10.10%	10.00%	10.00%
Other	2.80%	3.00%	2.70%
Total	100.00%	100.00%	100.00%